Shareholder Report, Holdings (Details) - Cultivar ETF	Jul. 31, 2024
Core Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
US Treasury Bond 05/15/2050 1.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Proto Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Healthcare Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Southwest Airlines Co.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
US Treasury Bond 05/15/2050 1.250%
Holdings [Line Items]
Percent of Net Asset Value	1.93%
US Treasury Bond 08/15/2049 2.250%
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Northwest Natural Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	4.46%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	7.54%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	5.12%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	9.27%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	11.28%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	12.84%
INFORMATION TECHNOLOGY
Holdings [Line Items]
Percent of Net Asset Value	6.91%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	6.12%
US TREASURY BONDS
Holdings [Line Items]
Percent of Net Asset Value	7.76%